Unit-based compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Unit-based compensation
Note 14.	Unit-based compensation

The Company recognizes compensation expense in its consolidated financial statements because its employees and members of the Board of Directors provide services to the Company and benefit from the Class B units issued to them. The Class B units are issued for no consideration. Refer to Note 12, Members’ equity for Class B units.

There were no Class B units granted during the year ended December 31, 2025. The following table presents the key weighted-average assumptions used in determining the fair value for the Class B units granted during the years ended December 31, 2024:

2024
Fair value of Class B unit	$484.09
Risk-free interest rate	4.27%
Volatility	60.0%
Dividend yield	0.0%
Expected term	3 years

The following table summarizes Class B units activity for the years ended December 31, 2025 and 2024:

		Weighted	Weighted Average
	Number of Units	Average Exercise Price	Remaining Term (In Years)
Outstanding, January 1, 2024	17,594	$1,000	3.61
Granted	681	1,000
Repurchased	(318)	1,000
Outstanding, December 31, 2024	17,957	1,000	2.68
Granted	-	-
Repurchased	(239)	1,000
Forfeited	(756)	1,000
Outstanding, December 31, 2025	16,962	$1,000	1.75
Exercisable, December 31, 2025	3,362	$1,000	1.57

Under the valuation methodology theory underlying the option pricing model, the fair value of the Class B units is comprised of intrinsic and extrinsic values. Considering the specific features and attributes of the Class B units, the entire fair value of the units is comprised of the underlying extrinsic value (i.e., the present value of the potential future benefits as of the respective measurement dates) while no value is assigned to the intrinsic value as of the years ended December 31, 2025 and 2024. The weighted-average grant date fair value of Class B units granted during the year ended December 31, 2024 was $381.30.

As of December 31, 2025, the remaining unrecognized compensation expense for the time-vesting Class B unit for each year until fully vested is as:

2026	$447,862
2027	325,219
2028	155,164
2029	-
$928,245